Schedule of investments

Delaware Opportunity Fund December 31, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 99.40%
Basic Industry - 7.52%
Axalta Coating Systems †	204,700	$6,222,880
Berry Global Group †	218,000	10,352,820
Celanese	82,800	10,194,336
Chemours	308,000	5,571,720
Graphic Packaging Holding	913,000	15,201,450
Huntsman	464,600	11,224,736
WR Grace & Co.	128,800	8,996,680
		67,764,622
Business Services - 2.09%
Brink’s	135,900	12,323,412
ManpowerGroup	67,200	6,525,120
		18,848,532
Capital Spending - 11.30%
AECOM †	257,200	11,093,036
Allison Transmission Holdings	144,000	6,958,080
Gates Industrial †	484,400	6,665,344
HD Supply Holdings †	225,000	9,049,500
ITT	277,900	20,539,589
KBR	594,300	18,126,150
Quanta Services	292,500	11,907,675
Spirit AeroSystems Holdings Class A	90,300	6,581,064
United Rentals †	65,700	10,956,789
		101,877,227
Consumer Cyclical - 4.50%
BorgWarner	153,500	6,658,830
DR Horton	177,500	9,363,125
Johnson Controls International	114,000	4,640,940
Mohawk Industries †	46,700	6,368,946
Stanley Black & Decker	81,400	13,491,236
		40,523,077
Consumer Services - 6.85%
Cable One	6,200	9,228,514
Cinemark Holdings	167,800	5,680,030
Darden Restaurants	60,300	6,573,303
Dollar Tree †	82,800	7,787,340
Hasbro	47,500	5,016,475
Marriott International Class A	60,500	9,161,515
PVH	57,500	6,046,125
VF	64,400	6,418,104
ViacomCBS Class B	139,800	5,867,406
		61,778,812

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Schedule of investments

Delaware Opportunity Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Consumer Staples - 2.66%
Conagra Brands	197,200	$6,752,128
Tyson Foods Class A	86,300	7,856,752
US Foods Holding †	223,000	9,341,470
		23,950,350
Energy - 5.81%
Continental Resources	279,400	9,583,420
Encana	1,544,000	7,241,360
Hess	235,100	15,707,031
Marathon Oil	1,031,500	14,007,770
Patterson-UTI Energy	558,000	5,859,000
		52,398,581
Financial Services - 21.96%
Affiliated Managers Group	74,500	6,313,130
Allstate	124,900	14,045,005
American Financial Group	119,300	13,081,245
Assurant	81,600	10,696,128
Comerica	234,500	16,825,375
East West Bancorp	409,900	19,962,130
First Hawaiian	230,870	6,660,599
Globe Life	117,300	12,345,825
Hancock Whitney	305,365	13,399,416
Hartford Financial Services Group	227,400	13,819,098
KeyCorp	892,500	18,064,200
Raymond James Financial	268,600	24,028,956
Reinsurance Group of America	75,000	12,229,500
Synchrony Financial	456,400	16,434,964
		197,905,571
Healthcare - 4.76%
AmerisourceBergen	67,200	5,713,344
Becton Dickinson and Co.	17,600	4,786,672
Quest Diagnostics	91,200	9,739,248
Service Corp. International	165,600	7,622,568
Zimmer Biomet Holdings	100,400	15,027,872
		42,889,704
Real Estate Investment Trusts - 10.18%
Apartment Investment & Management Class A	220,600	11,393,990
Brandywine Realty Trust	599,000	9,434,250
Highwoods Properties	188,900	9,239,099
Host Hotels & Resorts	624,600	11,586,330
Kimco Realty	508,700	10,535,177
Life Storage	110,200	11,932,456
Outfront Media	267,700	7,179,714

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(Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Real Estate Investment Trusts (continued)
VEREIT	1,362,200	$12,586,728
Welltower	95,800	7,834,524
		91,722,268
Technology - 12.48%
Agilent Technologies	129,400	11,039,114
Avnet	228,900	9,714,516
Citrix Systems	24,000	2,661,600
DXC Technology	86,200	3,240,258
Fiserv †	63,500	7,342,505
Flex †	745,800	9,411,996
Keysight Technologies †	123,400	12,664,542
ON Semiconductor †	219,200	5,344,096
Qorvo †	66,300	7,706,049
Synopsys †	177,900	24,763,680
Teradyne	226,500	15,445,035
Western Digital	49,000	3,110,030
		112,443,421
Transportation - 2.35%
CSX	63,000	4,558,680
JB Hunt Transport Services	71,900	8,396,482
Southwest Airlines	152,400	8,226,552
		21,181,714
Utilities - 6.94%
CMS Energy	246,200	15,471,208
Edison International	126,400	9,531,824
MDU Resources Group	232,400	6,904,604
Public Service Enterprise Group	287,800	16,994,590
WEC Energy Group	148,200	13,668,486
		62,570,712
Total Common Stock (cost $790,978,456)		895,854,591

Short-Term Investments – 0.64%
Money Market Mutual Funds - 0.64%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 1.52%)	1,152,714	1,152,714
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 1.49%)	1,152,714	1,152,714
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 1.51%)	1,152,714	1,152,714
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 1.48%)	1,152,714	1,152,714

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Schedule of investments

Delaware Opportunity Fund (Unaudited)

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 1.45%)	1,152,714	$1,152,714
Total Short-Term Investments (cost $5,763,570)		5,763,570
Total Value of Securities – 100.04%
(cost $796,742,026)		901,618,161

Liabilities Net of Receivables and Other Assets – (0.04%)		(352,131)
Net Assets Applicable to 31,350,952 Shares Outstanding – 100.00%		$901,266,030
† Non-income producing security.
GS – Goldman Sachs

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